COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 5

dated January 14, 2022 to the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented through December 28, 2021

Effective immediately, Laura Starks is no longer a Trustee of the Board of Trustees of CREF. Therefore, all references in the SAI to Ms. Starks being a Trustee of CREF are hereby deleted.

A41180 (1/22)